Note 3 - Summary of Significant Accounting Policies (Details Textual) $ / shares in Units, $ in Thousands			1 Months Ended	2 Months Ended	12 Months Ended			32 Months Ended
	Oct. 03, 2024	Feb. 17, 2022 $ / shares	Feb. 29, 2024 $ / shares shares	Feb. 29, 2024 $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 03, 2024	Dec. 31, 2024 kr / shares	Jun. 21, 2024 kr / shares	Jun. 20, 2024 $ / shares	May 23, 2024 kr / shares	May 22, 2024 $ / shares	Feb. 29, 2024 kr / shares shares	Dec. 31, 2023 kr / shares	Dec. 18, 2023 $ / shares shares	Jun. 30, 2023 kr / shares	Sep. 30, 2022 kr / shares
Statement Line Items [Line Items]
Repayment loan term (Year)					8 years
Borrowings, interest rate					6.00%
Correlation between construction costs and payments to lessor					1.00%
Intangible assets other than goodwill | $					$ 0	$ 0
Impairment loss | $					$ 0	$ 0	$ 87
Loan agreement issuable cash settled warrants (in shares)					1,003,032
Number of operating segments 1					1
The 2023 SPA investor warrants [member]
Statement Line Items [Line Items]
Class of warrants exercisable for shares (in shares)																9,726,898
Class of warrant, exercise price of warrants (in dollars per share) | (per share)										kr 4.799	$ 0.707					$ 0.71
Class of warrants exercise price of warrants per (in dollars per share) | (per share)										kr 47.99	$ 7.07
2024 investor warrants [member]
Statement Line Items [Line Items]
Class of warrants exercisable for shares (in shares)			151,500	151,500										151,500
Ordinary shares [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding (in shares)			7,575,000	7,575,000
Par value per share (in DKK per share) | kr / shares									kr 1						kr 1		kr 1	kr 1
The 2024 investor warrants [member]
Statement Line Items [Line Items]
Class of warrants exercisable for shares (in shares)			7,575,000	7,575,000										7,575,000
Class of warrants exercise price of warrants per (in dollars per share) | (per share)			$ 20	$ 20								kr 27.52	$ 4	kr 137.6
Class of warrant, term (Year)			5 years	5 years
EIB warrants [member]
Statement Line Items [Line Items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in dollars per share) | $ / shares		$ 1
Number of other equity instruments granted in share-based payment arrangement	22,091	351,036						373,127
Leasehold improvements [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)					11 years
Other property, plant and equipment [member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)					5 years
Other property, plant and equipment [member] | Top of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)					10 years